Parent Only Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	As of December 31,
	2020		2021
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets
Cash and cash equivalents	181,262	1,284	201
Amount due from inter-company	235,086	493,382	77,421
Other current assets	979	—	—
Non-current assets
Investment in subsidiaries	1,623,395	—	—
TOTAL ASSETS	2,040,722	494,666	77,622

LIABILITIES AND EQUITY
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	—	97,625	15,319
Other current liabilities	40,409	49,276	7,732
Total current liabilities	40,409	146,901	23,051

Non-current liabilities:
Other non-current liabilities	—	11,211	1,759
TOTAL LIABILITIES	40,409	158,112	24,810

EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,549,969 and 3,896,916 issued and outstanding as of December 31, 2020 and, 2021, with par value of US$0.002(i))	49	54	8
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2020 and, 2021, with par value of US$0.002(i))	6	6	1
Additional paid-in capital	4,230,656	4,566,956	716,655
Accumulated deficit	(2,235,140)	(4,231,553)	(664,023)
Accumulated other comprehensive loss	4,742	1,091	171
TOTAL EQUITY	2,000,313	336,554	52,812
TOTAL LIABILITIES AND EQUITY	2,040,722	494,666	77,622

(i)      The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26).

Schedule of condensed statements of operations and comprehensive loss
	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 2)
Loss from operations	(11,110)	(42,702)	(120,491)	(18,907)
Loss from investment in subsidiaries	(780,040)	(445,790)	(1,875,922)	(294,373)
Net loss	(791,150)	(488,492)	(1,996,413)	(313,280)
Other comprehensive loss	91	5,668	(3,651)	(573)
Total Comprehensive loss	(791,059)	(482,824)	(2,000,064)	(313,853)

Schedule of condensed statements of cash flows
	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 2)
Net cash used in operating activities	(69,622)	(179,963)	(290,529)	(45,590)
Net cash used in investing activities	—	—	—	—
Net cash provided by financing activities	69,762	375,462	111,724	17,532
Reverse recapitalization	—	39,162	—	—
Equity financing through PIPE	—	336,300	—	—
Cash received from convertible bond	69,762	—	—	—
Underwritten public offering financing, net of listing fee	—	—	111,559	17,506
Capital contribution from minority shareholders	—	—	165	26
Net increase in cash and cash equivalents	140	177,862	(176,718)	(27,731)
Cash and cash equivalents at beginning of the year	—	140	178,002	27,932
Cash and cash equivalents at end of the year	140	178,002	1,284	201